CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Research and development costs	$ (6,809,195)	$ (3,763,468)
Exploration and evaluation expenses	(1,393,608)	(1,458,125)
Corporate and administrative expenses	(3,276,853)	(2,470,238)
Business development expenses	(2,154,733)	(1,320,441)
Share-based payment expense	(6,908,182)	(1,108,090)
Finance income	4,419,753	210,558
Finance costs	(152,790)	(61,638)
Other income and expenses	38,737	(523,577)
Loss before income tax	(16,236,871)	(10,495,019)
Income tax expense	0	0
Loss for the period	(16,236,871)	(10,495,019)
Loss attributable to members of IperionX Limited	(16,236,871)	(10,495,019)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(4,892,234)	571,034
Other comprehensive loss for the period, net of tax	(4,892,234)	571,034
Total comprehensive loss for the period	(21,129,105)	(9,923,985)
Total comprehensive loss attributable to members of IperionX Limited	$ (21,129,105)	$ (9,923,985)
Loss per share
Basic loss per share (in dollars per share)	$ (0.06)	$ (0.05)
Diluted loss per share (in dollars per share)	$ (0.06)	$ (0.05)